Business combination (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The purchase price allocation for the acquisition has been determined as follows:

Amount
Net assets	$108
Facility clearance	1,396
Backlog	49
Customer relationship	365
Goodwill	1,885
Total	$3,803

Summary of Identifiable Intangible Assets Acquired
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful life in years
Facility clearance	1,396	15
Backlog	49	1.5
Customer relationship	365	12
Total identifiable intangible assets	$1,810